CERTAIN RISKS AND CONCENTRATION (Details) (Total cash, restricted cash and short-term investments, Credit concentration risk, PRC) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY
Unusual Risk or Uncertainty
Cash and certificates of deposit	$ 578,236	3,587,723
Percentage of cash, restricted cash and short-term investments held in the PRC	79.00%	79.00%